Fair Value Measurements - Fair Value of the Warrant Liabilities (Details) - Warrants to purchase common stock, $ in Thousands	Dec. 31, 2021 USD ($)
Derivative Liability [Roll Forward]
Private placement warrant liabilities at Transaction Close	$ 11,235
Change in fair value of derivative warrant liabilities	(1,760)
Private placement warrant liabilities at December 31, 2021	$ 9,475